Cover	Sep. 08, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2021
Entity File Number	001-39184
Entity Registrant Name	SWK HOLDINGS CORPORATION
Entity Central Index Key	0001089907
Entity Tax Identification Number	77-0435679
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14755 Preston Road
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(972)
Local Phone Number	687-7250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, Par or Stated Value Per Share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, par value
Trading Symbol	SWKH
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Preferred Stock
Trading Symbol	SWKH
Security Exchange Name	NASDAQ